Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Revenues
Revenues - third party	$ 95,356,627	$ 61,775,903	$ 24,187,596
Revenues - related party	1,522,546
Total Net Revenues	96,879,173	61,775,903	24,187,596
Operating Expenses:
Cost of revenues	(86,404,697)	(56,080,927)	(20,185,675)
Fulfillment expenses	(2,269,768)	(2,122,041)	(983,110)
Marketing expenses	(1,027,895)	(722,655)	(536,848)
General and administrative expenses	(2,063,997)	(1,145,828)	(497,294)
Total operating expenses	(91,766,357)	(60,071,451)	(22,202,927)
Income From Operations	5,112,816	1,704,452	1,984,669
Other Income, net	6,106	1,266	(249)
Income Before Income Taxes	5,118,922	1,705,718	1,984,420
Provision for Income Taxes	1,532,230	427,359	506,513
Net Income	3,586,692	1,278,359	1,477,907
Deemed Dividend to Preferred Shareholders	122,835	46,206	53,418
Net Income Attributable to Ordinary Shareholders	$ 3,463,857	$ 1,232,153	$ 1,424,489
Earnings Per share – Basic and Diluted (in Dollars per share)	$ 0.17	$ 0.06	$ 0.07
Weighted Average Shares Outstanding – Basic and diluted (in Shares)	20,222,976	20,000,000	20,000,000
Net Income	$ 3,586,692	$ 1,278,359	$ 1,477,907
Other Comprehensive income, net of tax
Foreign currency translation income (loss)	783,406	2,437	(110,179)
Comprehensive Income	$ 4,370,098	$ 1,280,796	$ 1,367,728